WARRANTS TO PURCHASE PREFERRED SHARES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2025	Jan. 17, 2025	Jan. 15, 2025	Jan. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 29, 2025	May 30, 2023
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)			246,914									161
Exercised warrants			246,914
Issuance of preferred shares, net of issuance cost			$ 5,000							$ 412
Payments of stock issuance costs									$ 52	$ 3
Exercise price of pre funded warrants							$ 0.0015
Warrants exercise price (in Dollars per share)												$ 3,343.8
Proceeds from exercise of warrants		$ 864			$ 0	$ 0	$ 864	$ 0
EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Equity, Class of Treasury Stock [Line Items]
Issuance of preferred shares, net of issuance cost									$ 1,250
Pre Funded Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Pre funded warrants issued		103,847
Pre funded warrant and ordinary warrant price per share		$ 20.25
Number of pre funded warrants exercised		103,847					103,847
Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share issued		143,067
Number of securities that can be called by pre funded warrants		103,847
Exercised warrants		103,847	143,067
Shares issued, price per share		$ 20.25
Issuance of preferred shares, net of issuance cost		$ 5,000
Payments of stock issuance costs		$ 745
Exercise price of pre funded warrants		$ 0.0015
Number of securities called by pre funded warrants		103,847					103,847
Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)		103,847	143,067
Warrants exercise price (in Dollars per share)		$ 20.25
Warrants and rights outstanding, term		5 years
Placement Agent Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Shares issued, price per share				$ 20.25
Warrants exercise price (in Dollars per share)				$ 22.5
Warrants and rights outstanding, term				24 months
Number of securities called by placement agent warrants		17,284
Exercise price of placement agent warrants		$ 25.31		$ 27.66
Placement agent warrants, term		5 years
Proceeds from exercise of warrants				$ 3,276
Additional exercise price per new ordinary warrants				$ 1.88
Placement agent fees and other offering expenses				$ 462
Placement agent cash fee in percentage				8.00%
Placement agent warrants issued as percentage of ordinary shares				7.00%
Investor Warrants [Member]
Equity, Class of Treasury Stock [Line Items]
Number Of Investor Warrants Exercised		42,683					42,683
Number of securities called by investor warrants		42,683					42,683
Inducement Offer Letter Agreement [Member] | EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of outstanding debt	$ 880
Cash payment made for partial debt settlement	400
Legal expenses paid to EarlyBird as part of the agreement	$ 15
Value of shares issued based on net proceeds from sale	18,519
Debt covenant description	On March 13, 2025, the Company entered into a letter agreement (the “Note Conversion Inducement Agreement”) with EarlyBird pursuant to which the Company and EarlyBird agreed to the partial conversion and retirement of all remaining amounts due under the Underwriters Promissory Note. Under the agreement, EarlyBird agreed that the $880 principal and interest amount then outstanding under the note as of the date of the Note Conversion Inducement Agreement (the “Outstanding Amount”) would be retired in consideration of: (i) a cash payment by the Company in an amount of $400 (plus $15 for EarlyBird’s legal expenses) (the “Cash Amount”), (ii) conversion of a certain amount of the principal and interest due under the Underwriters Promissory Note via the issuance by the Company to EarlyBird of 18,519 ordinary shares (the “EBC Shares”), which conversion amount will be equal to the net proceeds received by EarlyBird from the sale of the EBC Shares (the “Conversion Amount”), and (iii) the payment in cash by the Company to EarlyBird of any remaining amount due under the Underwriters Promissory Note after deducting the Cash Amount and the Conversion Amount from the Outstanding Amount (the “Remaining Amount”).
Inducement Offer Letter Agreement [Member] | Warrants exercisable for ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Warrants issued (in Shares)											148,102
Exercised warrants				148,102
Shares issued, price per share				$ 20.25
Warrants exercise price (in Dollars per share)				$ 22.5
Number of securities that can be called by new ordinary warrants				148,102
Additional exercise price per new ordinary warrants				$ 1.88
Number of securities that can be called by placement agent warrants				10,368